UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-10041

JNL Investors Series Trust

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

Susan S. Rhee

Jackson National Asset Management, LLC

1 Corporate Way

Lansing, Michigan 48951

(Name and Address of agent of service)

Registrant's telephone number, including area code: (517) 381-5500

Date of fiscal year end:	October 31

Date of Reporting Period:	November 1, 2005 – January 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments

JNL Investors Series Trust (Unaudited)

Schedule of Investments (in thousands)

January 31, 2006

JNL Money Market Fund

Corporate Bonds - 4.0%

Banks - 1.5%

Bank of America NA, 4.55%, 05/08/06 (b)	$3,500	$3,500

Diversified Financial Services - 1.3%

Citigroup Global Markets Holdings Inc., 4.30%, 05/08/06 (b)	3,000	3,000

Other Asset Backed Securities - 1.2%

Holmes Financing Plc, 4.44%, 12/15/06 (b)	2,700	2,700
Total Corporate Bonds (cost $9,200)		9,200

Short Term Investments - 96.2%

Certificates of Deposit - 18.8%

American Express Co., 4.42%, 02/17/06	6,000	6,000
AmSouth Bank, 4.48%, 03/28/06	5,000	5,000
ANZ Delaware Inc., 4.81%, 01/29/07	4,000	4,000
Credit Suisse New York, 4.79%, 01/24/07	4,000	4,000
HBOS Plc, 4.81%, 12/07/06	3,500	3,500
HBOS Treasury Services Plc, 4.84%, 01/30/07	3,000	3,000
Royal Bank of Scotland, 4.82%, 01/18/07	2,825	2,825
Svenska Handelsbanken NY, 4.81%, 12/27/06	3,750	3,750
Wells Fargo Bank, 4.31%, 02/07/06	6,000	6,000
Wilmington Trust Corp., 4.31%, 02/02/06	5,000	5,000
	43,075

Commercial Paper - 45.1%

Apreco LLC, 4.47%, 03/16/06	5,000	4,973
Cafco LLC, 4.40%, 03/13/06	4,500	4,478
Cargill Inc., 4.48%, 02/28/06	6,000	5,980
Columbia University, 4.32%, 02/07/06	3,000	2,998
CRC Funding LLC, 4.35%, 02/13/06	5,000	4,993
Danske Corp., 4.25%, 02/06/06	6,000	5,996
Deutsche Bank, 4.33%, 02/06/06	5,000	4,997
Edison Asset Securitization Corp., 4.20%, 02/10/06	4,500	4,495
Falcon Asset Securitization Corp., 4.33%, 02/07/06	5,000	4,996
Galaxy Funding Inc., 4.20%, 02/07/06	4,500	4,497
GlaxoSmithKline, 4.31%, 02/13/06	6,000	5,993
Goldman Sachs Group Inc., 4.28%, 02/23/06	4,000	3,990
Greyhawk Funding LLC, 4.46%, 02/27/06	3,000	2,990
Jupiter Securitization Corp., 4.27%, 02/01/06	4,500	4,500
Morgan Stanley, 4.35%, 02/06/06	4,500	4,497
Park Avenue Inc., 4.32%, 02/06/06	5,000	4,997
Pfizer Inc., 4.25%, 02/02/06	5,055	5,054
Toyota Motor Corp., 4.41%, 03/20/06	5,000	4,971
UnitedHealth Group Inc., 4.51%, 02/27/06	5,000	4,984
Variable Funding Capital Co., 4.41%, 02/21/06	3,300	3,292
Windmill Funding I Corp., 4.33%, 02/10/06	5,000	4,995
Yale University, 4.18%, 02/02/06	5,000	4,999
	103,665

Money Market Funds - 0.0%

Dreyfus Cash Management Plus Fund, 4.17% (a)	59	59

Repurchase Agreement - 32.3%

Repurchase Agreement with Bank of America Securities, 4.46%,
(Collateralized by $17,750 FHLMC, 5.00%, due 12/01/35,
market value $17,144 and $32,195 FHLMC, 6.00%, due 06/01/35,
market value $32,547) acquired on 01/31/06, due 02/01/06 at $45,706	$45,700	45,700

Repurchase Agreement with Morgan Stanley, 4.46%,
(Collateralized by $3,561 FNMA, 6.50%, due 06/01/35, market value $3,653 and $3,933 FNMA, 5.50%, Due 10/01/19, market value $3,957 and $4,564
FNMA, 6.00%, due 09/01/34, market value $4,612 and $4,344 FNMA, 5.50%, due 12/01/19, market value $4,371 and $3,833 FNMA, 4.50%, due 04/01/20, market value $3,724 and $4,102 FNMA, 6.00%, due 02/01/25, market value

$4,168 and $4,535 FHLMC, 4.00%, due 05/01/19, market value $4,319 and $3,529 FHLMC, 4.50%, due 01/01/21, market value
$3,427 and $1,799 FNMA, 6.50%, due 01/01/36, Market value $1,845)
acquired on 01/31/06, due 02/01/06 at $28,504	$28,500	28,500
74,200

Total Short Term Investments (cost $220,999)	220,999

Total Investments - 100.2% (cost $230,199)	230,199
Other Assets and Liabilities, Net - (0.2%)	(568)
Total Net Assets - 100%	$229,631

(a)	Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of January 31, 2006.
(b)	Variable rate security. Rate stated is in effect as of January 31, 2006.

ITEM 2. Controls and Procedures

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Investors Series Trust

By:	/s/ Robert A. Fritts
Robert A. Fritts President and Chief Executive Officer

Date:	March 17, 2006

By:	/s/ Mark D. Nerud
Mark D. Nerud Vice President, Treasurer and Chief Financial Officer

Date:	March 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Fritts
Robert A. Fritts President and Chief Executive Officer

Date:	March 17, 2006

By:	/s/ Mark D. Nerud
Mark D. Nerud Vice President, Treasurer and Chief Financial Officer

Date:	March 17, 2006